DISPOSITIONS	6 Months Ended
Jun. 30, 2024
Disposal Of Noncurrent Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in the six months ended June 30, 2024
Industrials
Canadian aggregates production operation
On June 11, 2024, the partnership completed the sale of its Canadian aggregates production operation for total consideration of $140 million, resulting in a pre-tax net gain of $84 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Business services
Real estate services operation
On March 31, 2024, the partnership completed the sale of its general partner interest and residential real estate brokerage portfolio to Bridgemarq, a publicly listed real estate services operation and brokerage business in which the partnership has an equity accounted investment. As consideration, the partnership received limited partnership units in the Bridgemarq public entity, increasing the partnership’s ownership interest from 28% to approximately 42%. This resulted in a pre-tax gain of $15 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Infrastructure services
Offshore oil services
On February 29, 2024, the partnership’s offshore oil services completed the sale of its non-core towage business. The proceeds realized from the sale were equal to the carrying value of the business disposed, resulting in no gain or loss.
(b)Dispositions completed in the six months ended June 30, 2023
Business services
Dealer software and technology services operations
On May 1, 2023, the partnership’s dealer software and technology services operations completed the sale of its non-core division servicing the heavy equipment sector for total consideration of approximately $490 million, resulting in a gain of $87 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Residential property management operation
On March 31, 2023, the partnership completed the sale of its residential property management operation, resulting in a gain of $67 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Infrastructure services
Power delivery business
During February 2023, the nuclear technology services operation, which the partnership sold in November 2023, completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a net pre-tax gain of $14 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.